                              [LOGO]OCEAN STATE
                               TAX EXEMPT FUND




                           REPORT OF THE PRESIDENT
                                APRIL 30, 1997

     Although movements the past six months in equity markets have garnered all the headlines the Ocean State Tax Exempt Fund and the municipal market as a whole continue to perform well. Stable interest rates and low inflation left municipal market price levels little changed. The Fund's net asset value declined modestly from $10.53 to $10.50 while the dividend distribution remained steady at $0.28 per share. Comparatively, the Fund's six month total return on NAV was 2.39% while the benchmark Lehman Brothers Municipal Bond Index returned 2.02% during the same period. The preservation of capital with high current income is one of our foremost goals as manager of your investment.

     What does the future hold? We remain optimistic that the chance of a significant interest rate increase in the near future is minimal. The economic expansion has confounded conventional wisdom as inflation remains in check despite a growing economy, a situation which we attribute to continued improvements in company productivity. Such an environment bodes well for an investment in the Ocean State Tax Exempt Fund. In meeting our goals stated above the Fund does so through an emphasis on portfolio diversity and credit quality while balancing the risk of the Fund's maturity structure against generating attractive returns.

     During the period management has chosen to maintain significant holdings of high coupon pre-refunded debt instruments which are subject to smaller price swings than longer maturities. The effect of these "cushion" bonds has been a reduction in the effective maturity of the Fund's portfolio to 12.43 years, thus, reducing overall volatility. In addition, management has increased the holdings of AAA rated debt instruments in the Fund's portfolio to over 58% of the portfolio.

     Are we looking to outperform equities in the short run? Certainly not. But over the long run we're confident that the Ocean State Tax Exempt Fund will stand up to the test of time. Many investors make the mistake of losing sight of the long term. Though past performance cannot guarantee future results, your investment in the Fund should be viewed as a longer term commitment and this approach should be beneficial over time.




                                          Very truly yours,

                                          /s/ Alfred B. Van Liew
                                          ----------------------------------
                                          Alfred B. Van Liew
                                          President and Chairman of the
                                          Board of Trustees

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                             AS OF APRIL 30, 1997
                                  (UNAUDITED)

                                                           PRIOR                          SINCE INCEPTION
                                  NOVEMBER 1, 1996      FISCAL YEAR       MAY 1, 1992     DECEMBER 8, 1986
                                      THROUGH              ENDED            THROUGH           THROUGH
                                   APRIL 30, 1997    OCTOBER 31, 1996    APRIL 30, 1997    APRIL 30, 1997
                                  ----------------   -----------------   --------------   ----------------
TOTAL RATE OF RETURN(b)
     Based on
          Net Asset Value.......         2.39%              4.89%             6.51%             6.67%
          Offering Price........        (1.72)%             0.71%             5.63%             6.25%

                                       AS OF               AS OF
                                   APRIL 30, 1997    OCTOBER 31, 1996
                                  ----------------   -----------------
30-DAY CURRENT YIELD
     Based on:
          Net Asset Value.......         5.34%              5.13%
          Offering Price........         5.13%              4.92%

30-DAY TAX-EQUIVALENT YIELD(a)
     Based on:
          Net Asset Value.......         8.59%              8.25%
          Offering Price........         8.25%              7.92%

     The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.43 years as of April 30, 1997.

     The average quality rating of the investments, in the following table was Aa/AA (Moody's and Standard & Poor's bond rating services).

                           PORTFOLIO QUALITY ANALYSIS

                                                          % OF TOTAL PORTFOLIO
                                                        ------------------------
                                                         AS OF           AS OF
               RATING                                   4-30-97         10-31-96
               ------                                   -------         --------
               Aaa/AAA..............................     58.58%           57.74%
               Aa/AA................................     20.41%           19.33%
               A....................................     15.41%           17.12%
               Baa/BBB..............................      5.60%            5.81%
               Not Rated............................         0%               0%

     The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 1997 shareholders are subject to a maximum combined federal and state tax rate of 37.84%.

(b) Past performance is no guarantee of future results.

                          OCEAN STATE TAX EXEMPT FUND

                      STATEMENT OF ASSETS AND LIABILITIES
                              AS OF APRIL 30, 1997
                                  (UNAUDITED)

                                          ASSETS
Investments at value (identified cost $39,048,736) (Note 1A)..................  $41,002,082
Cash..........................................................................       98,739
Interest receivable...........................................................      614,025
Receivable for fund shares sold...............................................       14,600
                                                                                -----------
          Total Assets........................................................  $41,729,446

                                        LIABILITIES
Distribution payable to shareholders..........................................  $    94,625
Accrued management fees.......................................................       19,997
Payable for fund shares redeemed..............................................       37,307
Accrued expenses..............................................................       15,570
                                                                                -----------
          Total Liabilities...................................................  $   167,499
                                                                                -----------
          Net Assets..........................................................  $41,561,947
                                                                                ===========
Net Assets consist of:
Shares of beneficial interest at par ($.01/share).............................  $    39,577
Additional paid-in capital (Note 4)...........................................   39,534,303
Accumulated net realized gain on investment transactions......................       34,721
Net unrealized appreciation of investments....................................    1,953,346
                                                                                -----------
Total -- Representing Net Assets at Value for 3,957,687 Shares Outstanding....  $41,561,947
                                                                                ===========
Computation of Net Asset Value & Offering Price:
Net Assets....................................................................  $41,561,947
Divided by number of shares outstanding.......................................    3,957,687
Net asset value...............................................................  $     10.50
                                                                                ===========
Offering price................................................................  $     10.94
                                                                                ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                            STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDED APRIL 30, 1997
                                  (UNAUDITED)

INVESTMENT INCOME
Interest income (Note 1B)....................................................     $1,325,681
Expenses:
     Adviser Fees (Note 2).........................................  $ 73,407
     Administrator fees (Note 2)...................................    52,433
     Legal fees and expenses.......................................     7,021
     Trustees fees and expenses....................................    11,000
     Transfer agent fees...........................................    21,028
     Custodian fees................................................    10,032
     Insurance.....................................................     1,200
     Auditing......................................................    14,089
     Pricing.......................................................     1,937
     Shareholder reports...........................................     5,904
     Distribution Expenses (Note 5)................................     3,871
     Miscellaneous expenses........................................       768
     Registration fees.............................................       980
                                                                     --------
                                                                     $203,670
                                                                                  ----------
          Net Investment Income..............................................     $1,122,011
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments...................................    46,767
Net Change in Unrealized Depreciation of Investments...............  (147,819)
                                                                     --------
Net loss on investments......................................................       (101,052)
                                                                                  ----------
Net Increase in Net Assets Resulting from Operations.........................     $1,020,959
                                                                                  ==========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                  SIX MONTHS
                                                                    ENDED            FISCAL YEAR
                                                                APRIL 30, 1997          ENDED
                                                                  (UNAUDITED)      OCTOBER 31, 1996
                                                                --------------     ----------------
Increase (Decrease) in Net Assets Resulting from:
Operations:
     Net investment income....................................     $ 1,122,011        $ 2,305,062
     Net realized gain on investments.........................          46,767             16,530
     Change in unrealized appreciation of net investments.....        (147,819)          (307,544)
                                                                   -----------        -----------
     Net increase in net assets resulting from operation......       1,020,959          2,014,048
Dividends and distributions to shareholders from:
     Net investment income ($.28 per share in 1997 and
       $.56 per share in 1996)................................      (1,122,010)        (2,305,645)
     Net decrease from fund share transactions (Note 4).......        (793,320)          (340,314)
                                                                   -----------        -----------
          Total increase(decrease) in net assets..............        (894,371)          (631,911)
NET ASSETS:
     Beginning of year........................................      42,456,318         43,088,229
                                                                   -----------        -----------
     End of period............................................     $41,561,947        $42,456,318
                                                                   ===========        ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND

                              FINANCIAL HIGHLIGHTS
                 For a share outstanding throughout each period
     The following data includes selected data and other performance information derived from the financial statements.

                                                 SIX
                                                MONTHS       FISCAL     FISCAL     FISCAL     FISCAL     FISCAL
                                                 ENDED        YEAR       YEAR       YEAR       YEAR       YEAR
                                                4/30/97       ENDED      ENDED      ENDED      ENDED      ENDED
                                              (UNAUDITED)   10/31/96   10/31/95   10/31/94   10/31/93   10/31/92
                                               ---------    --------   --------   --------   --------   --------
Per Share Operating
  Performance
Net Asset Value, Beginning of Year............. $ 10.53     $10.59     $10.10     $10.95     $10.32     $10.14
Net Investment income..........................     .28        .56        .58        .59        .56        .63
Net realized and unrealized
  gain (loss) on securities....................    (.03)      (.06)       .49       (.84)       .63        .18
                                                -------    -------    -------    -------    -------    -------
Total from Investment Operations...............     .25        .50       1.07       (.25)      1.19        .81
                                                -------    -------    -------    -------    -------    -------
Less Distributions
Dividends from net investment income...........    (.28)      (.56)      (.58)      (.59)      (.56)      (.63)
Distribution from net realized gains...........    (.00)      (.00)      (.00)      (.01)      (.00)      (.00)
                                                -------    -------    -------    -------    -------    -------
Total Distributions............................    (.28)      (.56)      (.58)      (.60)      (.56)      (.63)
                                                -------    -------    -------    -------    -------    -------
Net Asset Value End of Year.................... $ 10.50    $ 10.53    $ 10.59    $ 10.10    $ 10.95    $ 10.32
                                                =======    =======    =======    =======    =======    =======
Total investment return at Net Asset Value.....    2.39%      4.89%     10.89%     (2.04)%    12.35%      8.00%
Ratios and Supplemental Data Net Assets,
  End of Year (000's omitted).................. $41,562    $42,456    $43,088    $41,346    $45,043    $36,854
Ratio of Expenses to  average net assets.......     .48%       .98%       .98%       .88%       .81%       .85%
Ratio of net investment income to average
  net assets...................................    2.61%      5.31%      5.58%      5.55%      5.70%      6.13%
Portfolio turnover.............................     .59%     13.30%     11.77%      8.48%     13.27%     36.29%
Adviser/Administrator waived fees..............     .00        .00        .00        .01        .01        .01
Fund expenses without waiver...................     .05        .10        .10        .10        .09        .10
Net Investment Income without waiver...........     .28        .56        .58        .58        .55        .62
Ratio of Expenses to average net assets
  without waiver...............................     .48%       .98%       .98%       .93%       .81%       .95%
Ratio of net investment income to average
  net assets without waiver....................    2.61%      5.31%      5.58%      5.50%      5.58%      6.02%


                                                 FISCAL     FISCAL     FISCAL     FISCAL
                                                  YEAR       YEAR       YEAR       YEAR     12/08/86
                                                  ENDED      ENDED      ENDED      ENDED     THROUGH
                                                10/31/91   10/31/90   10/31/89   10/31/88   10/31/87
                                                --------   --------   --------   --------   --------
Per Share Operating
  Performance
Net Asset Value, Beginning of Year............. $  9.73     $ 9.80     $ 9.74     $ 9.13     $10.18
Net Investment income..........................     .64        .67        .62        .66        .62
Net realized and unrealized
  gain (loss) on securities....................     .41       (.09)       .07        .62      (1.05)
                                                -------    -------    -------    -------    -------
Total from Investment Operations...............    1.05        .58        .69       1.28       (.43)
                                                -------    -------    -------    -------    -------
Less Distributions
Dividends from net investment income...........    (.64)      (.65)      (.63)      (.66)      (.62)
Distribution from net realized gains...........    (.00)      (.00)      (.00)      (.01)      (.00)
                                                -------    -------    -------    -------    -------
Total Distributions............................    (.64)      (.65)      (.63)      (.67)      (.62)
                                                -------    -------    -------    -------    -------
Net Asset Value End of Year.................... $ 10.14    $  9.73    $  9.80    $  9.74    $  9.13
                                                =======    =======    =======    =======    =======
Total investment return at Net Asset Value.....   10.96%      5.89%      7.10%     14.30%     (4.99)%(a)
Ratios and Supplemental Data Net Assets,
  End of Year (000's omitted).................. $29,750    $20,675    $12,159    $ 9,745    $ 6,149
Ratio of Expenses to  average net assets.......     .92%      1.27%      1.36%      1.10%      1.15%(a)
Ratio of net investment income to average
  net assets...................................    6.40%      6.45%      6.34%      6.84%      6.95%(a)
Portfolio turnover.............................   21.57%     10.16%     37.90%     45.58%     96.39%(a)
Adviser/Administrator waived fees..............     .03        .02        .03        .08        .06
Fund expenses without waiver...................     .12        .12        .16        .19        .16
Net Investment Income without waiver...........     .61        .65        .59        .58        .56
Ratio of Expenses to average net assets
  without waiver...............................    1.17%      1.51%      1.69%      1.88%      1.86%(a)
Ratio of net investment income to average
  net assets without waiver....................    6.15%      6.21%      6.02%      6.06%      6.24%(a)




(a) Commencing in fiscal year 1990, data included the combined operations of the Fund and the Rhode Island Tax-Free Bond Fund (the "RI Fund") for the period from the date of the acquisition of the assets of the RI Fund by the Fund (November 1, 1989). The data shown above for the periods prior thereto are the historical results of the Fund.

                       See Notes to Financial Statements

                          OCEAN STATE TAX EXEMPT FUND

                         NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 1997
                                  (UNAUDITED)

NOTE 1  SIGNIFICANT ACCOUNTING POLICIES

     VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. There is authorized an unlimited number of shares with a par value of one cent per share. Declaration of the Trust permits the Trustees to create additional portfolios (funds). As of April 30, 1997 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

     At April 30, 1997, 94.63% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes effecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 1997, 53.95% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 24.86% of the portfolio.

     The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

     (A) SECURITY VALUATION: Debt securities are valued on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities. Valuations used by the Fund may be determined without exclusive reliance on quoted prices and take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and other local market conditions. Securities having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

     (B) SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

     (C) FEDERAL INCOME TAXES: The Fund's policy is to comply with the provisions of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no provision for Federal income tax or excise tax is necessary. At April 30, 1997 the Fund had approximately $12,000 in capital loss carryforwards for federal tax purposes available to offset future capital gains. These capital loss carryforwards expire on October 31, 2002. Dividends received by the Fund from

                          OCEAN STATE TAX EXEMPT FUND
net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

     (D) DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually. For the period ended April 30, 1997, the Fund paid no distributions from capital.

NOTE 2  ADVISORY AND ADMINSTRATIVE SERVICES AND OTHER AFFILIATED TRANSACTIONS

     Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund will pay Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

        .35 and .25 of 1% of the first $200 million of average daily net assets. .30 and .20 of 1% of average daily net assets over $200 million.

     The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 1997 was $2,000.

     Legal fees and expenses of $7,021 were paid to a firm of which the Fund's Secretary is a partner.

     During the period November 1, 1996 through April 30, 1997 the Distributor received $1,872 in commissions as a result of Fund share sales.

NOTE 3  INVESTMENT TRANSACTIONS

     During the period ended April 30, 1997 purchases and sales of investment securities other than short-term investments aggregated $245,396 and $1,511,668, respectively. The aggregate cost of investments for Federal income tax purposes is substantially the same as aggregate cost for financial statement purposes. At April 30, 1997, gross unrealized appreciation on investment securities was $2,000,498 and gross unrealized depreciation on investment securities was $47,152.

                          OCEAN STATE TAX EXEMPT FUND

NOTE 4  SHARES OF BENEFICIAL INTEREST

     The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest were as follows:

                                                               SHARES           AMOUNT
                                                              ---------       -----------
    Balance 10/31/95........................................  4,067,853       $40,742,050
    Shares sold.............................................    382,864         4,057,522
    Shares issued in reinvestment of dividends..............    106,236         1,120,409
    Shares redeemed.........................................   (523,522)       (5,518,244)
                                                              ---------       -----------
    Net decrease............................................    (34,422)         (340,313)
                                                              ---------       -----------
    Balance 10/31/96........................................  4,033,431       $40,401,737
                                                              =========       ===========
    Shares sold.............................................     91,348       $   964,026
    Shares issued in reinvestment of dividends..............     51,464           542,631
    Shares redeemed.........................................   (218,556)       (2,299,977)
                                                              ---------       -----------
    Net decrease............................................    (75,744)         (793,320)
                                                              ---------       -----------
    Balance 4/30/97.........................................  3,957,687       $39,608,417
                                                              =========       ===========

NOTE 5  DISTRIBUTION PLAN

     The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the "Rule") of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders. The Fund paid $3,871 under the plan during fiscal 1997.

                          OCEAN STATE TAX EXEMPT FUND

                            PORTFOLIO OF INVESTMENTS
                              AS OF APRIL 30, 1997
                                  (UNAUDITED)

                                                                      RATINGS
 PRINCIPAL                                                            MOODY'S/          VALUE
  AMOUNT                                                         STANDARD & POOR'S    (NOTE 1)
-----------                                                      ------------------  -----------
MUNICIPAL SECURITIES (98.64%)
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS (45.03%)
$   100,000  Bristol General Obligation 7.00%, 12/1/08...........      Baa1/NR        $  108,396
    120,000  Bristol General Obligation MBIA Insured 6.00%,
               12/15/10..........................................      Aaa/AAA           126,001
    250,000  Bristol General Obligation MBIA Insured 5.05%,
               8/15/06...........................................      Aaa/AAA           247,413
    300,000  Burrillville General Obligation MBIA Insured 5.75%,
               10/15/17..........................................      Aaa/AAA           296,896
    200,000  Burrillville General Obligation FGIC Insured 5.70%,
               5/1/11............................................      Aaa/AAA           203,966
     75,000  Central Falls General Obligation 7.90%, 7/1/02......       Baa/NR            77,053
    130,000  Coventry General Obligation FGIC Insured 7.25%,
               11/1/10...........................................      Aaa/AAA           141,569
    460,000  Cranston General Obligation MBIA Insured 5.00%,
               6/15/02...........................................      Aaa/AAA           463,917
    200,000  Cumberland General Obligation 6.80%, 7/15/08........       A-1/NR           209,248
    165,000  Cumberland General Obligation MBIA Insured 5.70%,
               10/1/11...........................................      Aaa/AAA           166,197
    175,000  Cumberland General Obligation MBIA Insured 5.70%,
               10/1/12...........................................      Aaa/AAA           175,610
    300,000  East Providence General Obligation MBIA Insured
               5.70%, 5/15/10....................................      Aaa/AAA           306,327
  1,250,000  Foster/Glocester General Obligation AMBAC Insured
               6.90%, 9/1/11.....................................      Aaa/AAA         1,347,097
    135,000  Jamestown General Obligation CGIC Insured 7.00%,
               3/15/07...........................................      Aaa/AAA           138,002
    250,000  Kent County Water Auth. MBIA Insured 6.35%,
               7/15/14...........................................      Aaa/AAA           264,704
    100,000  Lincoln General Obligation MBIA Insured 7.55%,
               7/15/08...........................................      Aaa/AAA           107,013
    355,000  Lincoln General Obligation MBIA Insured 5.50%,
               8/15/10...........................................      Aaa/AAA           358,023
    300,000  Lincoln General Obligation FGIC Insured 5.60%,
               8/1/12............................................      Aaa/AAA           298,027
    110,000  Little Compton General Obligation 7.00%, 1/15/09....       A-1/NR           117,576
    100,000  Little Compton General Obligation 6.90%, 1/15/08....       A-1/NR           106,510
    120,000  Middletown General Obligation 7.00%, 2/15/08........       A-1/A            126,381
    100,000  Narragansett General Obligation MBIA Insured 5.30%,
               9/15/09...........................................      Aaa/AAA            99,468
    200,000  Narragansett General Obligation Pre-refunded U.S.
               Treasury AMBAC Insured 7.10%, 6/15/10.............       Aaa/NR           215,032
    210,000  Newport General Obligation MBIA Insured 6.50%,
               8/15/06...........................................      Aaa/AAA           228,161

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                            MOODY'S/        VALUE
  AMOUNT                                                         STANDARD & POOR'S   (NOTE 1)
-----------                                                      -----------------   -------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$   100,000  Newport General Obligation Pre-refunded U.S.
               Treasury 6.80%, 4/15/09...........................       A-1/NR       $109,025
    100,000  Newport General Obligation Pre-refunded U.S.
               Treasury 6.80%, 4/15/10...........................       A-1/NR        109,025
     80,000  New Shoreham General Obligation MBIA Insured 7.60%,
               1/1/07............................................      Aaa/AAA         82,477
    100,000  New Shoreham General Obligation MBIA Insured 7.00%,
               1/15/10...........................................      Aaa/AAA        107,139
     75,000  North Kingstown General Obligation 6.70%,
               12/15/05..........................................        A/NR          82,052
     80,000  North Kingstown General Obligation 6.80%,
               12/15/06..........................................        A/NR          88,427
     80,000  North Kingstown General Obligation 6.30%, 7/15/07...        A/NR          83,900
    120,000  North Providence General Obligation MBIA Insured
               6.00%, 10/01/09...................................      Aaa/AAA        124,945
    100,000  Pawtucket General Obligation MBIA Insured 6.75%,
               9/15/08...........................................      Aaa/AAA        109,151
    500,000  Pawtucket General Obligation CGIC Insured 6.00%,
               3/15/15...........................................      Aaa/AAA        508,659
    500,000  Pawtucket General Obligation CGIC Insured, 6.00%,
               3/15/11...........................................      Aaa/AAA        517,461
    500,000  Pawtucket General Obligation CGIC Insured 6.00%,
               3/15/13...........................................      Aaa/AAA        509,916
    500,000  Pawtucket General Obligation CGIC Insured, 6.00%,
               3/15/12...........................................      Aaa/AAA        514,317
    200,000  Providence Public Bldg. Auth. FSA Insured 5.10%,
               12/15/08..........................................      Aaa/AAA        194,912
    200,000  Providence Public Bldg. Auth. 7.30%, 12/1/08........      Baa2/NR        223,583
    300,000  Providence Public Bldg. Auth 7.30%, 12/1/09.........      Baa2/NR        335,375
    500,000  Providence Public Bldg. Auth. CGIC Insured 7.25%,
               12/15/10..........................................      Aaa/AAA        545,755
    150,000  Providence Public Building Auth. MBIA Insured 5.50%
               12/15/13..........................................      Aaa/AAA        146,184
    750,000  Providence General Obligation MBIA Insured 6.75%,
               1/15/11...........................................      Aaa/AAA        799,770
    200,000  Smithfield General Obligation MBIA Insured 6.50%,
               4/15/06...........................................      Aaa/AAA        208,339
    275,000  Smithfield General Obligation MBIA Insured 6.80%,
               4/15/06...........................................      Aaa/AAA        286,311
    100,000  South Kingston General Obligation AMBAC Insured
               5.00%, 11/15/08...................................      Aaa/AAA         97,959
    700,000  Warwick General Obligation MBIA Insured 6.60%,
               11/15/06..........................................      Aaa/AAA        755,255
    155,000  Warwick General Obligation FGIC Insured 7.20%,
               11/15/08..........................................      Aaa/AAA        167,235
    225,000  Westerly General Obligation 7.00%, 1/15/06..........       A-1/NR        238,233
    100,000  Westerly General Obligation 7.00%, 1/15/09..........       A-1/NR        105,882

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                            MOODY'S/          VALUE
  AMOUNT                                                         STANDARD & POOR'S    (NOTE 1)
-----------                                                      -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND GENERAL OBLIGATION AND REVENUE BONDS--CONTINUED
$    35,000  Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.80%, 6/1/03..........................       A-1/NR       $    38,027
     35,000  Westerly Dunn's Corner Fire District Unlimited Tax
               Assessment 7.85%, 6/1/04..........................       A-1/NR            38,467
    800,000  Rhode Island Clean Water MBIA Insured 6.50%,
               10/1/06...........................................      Aaa/AAA           866,166
    150,000  Rhode Island Clean Water MBIA Insured 5.30%,
               10/1/07...........................................      Aaa/AAA           151,466
    600,000  Rhode Island Correctional Facility MBIA Insured
               7.00%, 8/1/09.....................................      Aaa/AAA           645,852
    650,000  Rhode Island Depositors Economic Protection Corp
               MBIA Insured 6.55%, 8/1/10........................      Aaa/AAA           716,020
    165,000  Rhode Island Depositors Economic Protection Corp
               CAPMAC Guaranteed 6.375%, 8/1/22..................      Aaa/AAA           176,987
    500,000  Rhode Island Depositors Economic Protection Corp
               Escrowed to Maturity 5.75%, 8/1/21................       NR/A-            499,856
    100,000  RI COPS MBIA Insured 5.375%, 10/1/16................      Aaa/AAA            94,438
    200,000  Rhode Island Public Building Auth. Pre-refunded U.S.
               Treasury 8.20%, 2/1/08............................        A/A             211,135
    645,000  Rhode Island Public Building Auth. Pre-refunded U.S.
               Treasury 7.60%, 2/1/09............................        A/A             693,480
    125,000  Rhode Island Public Building Auth. AMBAC Insured
               5.20%, 2/1/06.....................................      Aaa/AAA           125,436
    150,000  Rhode Island Public Building Auth. AMBAC Insured
               5.25%, 2/1/10.....................................      Aaa/AAA           146,373
    150,000  Rhode Island Port Authority AMBAC Insured 6.5%,
               6/1/08............................................      Aaa/AAA           163,349
    250,000  Rhode Island Student Loan Auth. 6.20%, 12/1/09......       Aaa/NR           250,243
    250,000  Rhode Island General Obligation FGIC Insured 7.00%,
               7/15/04...........................................      Aaa/AAA           280,422
      5,000  Rhode Island General Obligation 7.50%, 6/15/05......      A-1/AA-             5,186
    500,000  Rhode Island General Obligation MBIA Insured 5.75%,
               8/1/15............................................      Aaa/AAA           499,856
    125,000  Rhode Island Water Resources Fruit Hill Reservoir
               MBIA Insured 7.05%, 9/15/07.......................      Aaa/AAA           134,081
                                                                                     -----------
                                                                                     $18,716,714
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION (29.91%)
$   150,000  Board of Governors CGIC Insured 6.125%, 9/15/10.....      Aaa/AAA       $   161,463
    195,000  Board of Governors CGIC Insured 6.15%, 9/15/11......      Aaa/AAA           210,147
    120,000  Brown University 6.75%, 9/1/16......................      Aa-1/AA           124,794
    200,000  Brown University 5.40%, 9/1/18......................      Aa-1/AA           189,631
    375,000  Brown University 6.00%, 9/1/10......................      Aa-1/AA           388,568
    200,000  Brown University 5.90%, 9/1/14......................      Aa-1/AA           202,709
    400,000  Bryant College MBIA Insured 6.50%, 6/1/05...........      Aaa/AAA           431,071
    100,000  Bryant College MBIA Insured 5.95%, 6/1/07...........      Aaa/AAA           104,247

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                            MOODY'S/          VALUE
  AMOUNT                                                         STANDARD & POOR'S    (NOTE 1)
-----------                                                      -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--CONTINUED
$   100,000  Bryant College MBIA Insured 6.20%, 6/1/13...........      Aaa/AAA        $  103,115
    100,000  Higher Education Authority CGIC Insured 7.375%,
               9/15/09...........................................      Aaa/AAA           108,774
    150,000  Providence College Pre-refunded U.S Treasury 7.45%,
               11/1/03...........................................       Aaa/NR           163,727
    125,000  Providence College Pre-refunded U.S. Treasury 7.50%,
               11/1/04...........................................       Aaa/NR           136,596
    120,000  Providence College Pre-refunded U.S. Treasury 7.75%,
               11/1/09...........................................       Aaa/NR           131,736
    550,000  Roger Williams College Connie Lee Insured 6.50%,
               11/15/08..........................................       NR/AAA           583,040
    550,000  Roger Williams College Connie Lee Insured 6.625%,
               11/15/11..........................................       NR/AAA           583,732
    320,000  Roger Williams College LOC-Fleet National Pre-
               refunded U.S. Treasury 7.75%, 10/1/18.............       A-1/NR           343,247
  1,290,000  South County Hospital Pre-refunded U.S. Treasury
               7.25%, 11/1/11....................................      NR/BBB+         1,427,514
    345,000  Roger Williams Realty Corp. Collateral U.S.
               Treasury, 7.50%, 8/1/29...........................       NR/AA-           360,519
    500,000  Salve Regina College Connie Lee Insured 6.25%,
               3/15/13...........................................       NR/AAA           514,946
    400,000  Salve Regina College LOC Fleet National Bank Pre-
               refunded U.S. Treasury 7.70%, 1/1/20..............       A2/NR            439,119
    300,000  Salve Regina College Pre-refunded U.S. Treasury
               Connie Lee Insured 6.30%, 3/15/20.................       NR/AAA           305,573
    525,000  Johnson & Wales College Connie Lee Insured 5.75%,
               4/1/12............................................       NR/AAA           524,189
    500,000  St. Antoine Residence LOC Allied Irish 6.75%,
               11/15/18..........................................      Aa-3/NR           525,006
    220,000  Landmark Medical Center Escrowed to Maturity 7.625%,
               7/1/99............................................       NR/AAA           229,896
    500,000  Landmark Medical Center Pre-refunded U.S. Treasury
               8.375%, 7/1/09....................................       NR/AAA           550,785
    575,000  Kent County Hospital MBIA Insured 7.00%, 7/1/10.....      Aaa/AAA           620,388
    200,000  Memorial Hospital MBIA Insured 6.50%, 7/1/04........      Aaa/AAA           216,039
    140,000  Miriam Hospital Pre-refunded U.S. Treasury 7.00%,
               4/1/06............................................        NR/A            149,643
    400,000  Miriam Hospital Pre-refunded U.S. Treasury 6.35%,
               4/1/08............................................        NR/A            435,095
    900,000  Miriam Hospital Pre-refunded U.S. Treasury 7.25%,
               4/1/11............................................        NR/A            965,383
    300,000  Rhode Island Hospital FGIC Insured 6.70%, 8/15/04...      Aaa/AAA           328,208
    600,000  Women & Infants Hospital CGIC Insured 6.55%, 9/1/13
               ..................................................      Aaa/AAA           639,062
    100,000  United Methodist Elder Care 7.50%, 11/1/14..........        A/A             108,900

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                            MOODY'S/          VALUE
  AMOUNT                                                         STANDARD & POOR'S    (NOTE 1)
-----------                                                      -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
RHODE ISLAND HEALTH & EDUCATION BUILDING CORPORATION--CONTINUED
$   125,000  New England Tech Inst. Connie Lee Insured 6.00%,
               3/1/15............................................       NR/AAA       $   125,907
                                                                                     -----------
                                                                                     $12,432,769
RHODE ISLAND HOUSING & MORTGAGE FINANCE CORPORATION (18.57%)
$     5,000  9.30%, 7/1/04 FGIC Insured..........................      Aaa/AAA       $     5,043
     40,000  7.625%, 10/1/04.....................................       AA/A+             41,397
     95,000  8.25%, 10/1/07......................................       A-1/A+            97,907
    200,000  8.10%, 10/1/07......................................       A-1/A+           205,999
    200,000  5.65%, 10/1/07......................................        NR/A            200,445
    300,000  8.00%, 10/1/08......................................       Aa/AA+           313,872
    500,000  7.80%, 10/1/10, Series A............................       Aa/AA+           523,749
     50,000  7.50%, 7/1/10.......................................       A-1/A+            50,614
    300,000  7.60%, 10/1/20......................................        NR/A            313,495
     95,000  7.80%, 10/1/11......................................       Aa/A+             98,318
    390,000  7.50%, 10/1/11......................................       Aa/AA+           413,919
    205,000  7.80%, 10/1/11......................................       Aa/AA+           214,737
    200,000  5.70%, 4/1/15.......................................       Aa/AA+           198,685
     35,000  7.75%, 10/1/16......................................       A-1/A+            35,826
    500,000  5.75%, 4/1/17.......................................       Aa/AA+           497,341
    200,000  6.25%, 4/1/17.......................................       Aa/AA+           201,256
    110,000  7.95%, 10/1/20......................................        NR/A            115,086
    115,000  7.25%, 10/1/21......................................       Aa/Aa+           120,896
    370,000  7.875%, 10/1/21, MBIA Insured.......................      Aaa/AAA           380,130
    640,000  7.875%, 10/1/22.....................................       Aa/AA+           669,594
     50,000  7.75%, 4/1/22.......................................       Aa/AA+            52,438
    345,000  7.55%, 10/1/22......................................       Aa/AA+           366,593
    300,000  6.50%, 10/1/22......................................       Aa/AA+           310,099
  1,250,000  6.70%, 10/1/15......................................       Aa/AA+         1,304,656
    500,000  6.15%, 4/1/17.......................................       Aa/AA+           499,856
     80,000  5.875%, 4/1/25......................................       Aa/AA+            78,569
    300,000  6.50%, 4/1/27.......................................       Aa/AA+           309,345
     95,000  6.85%, 4/1/27.......................................       Aa/AA+            99,512
                                                                                     -----------
                                                                                     $ 7,719,377
RHODE ISLAND INDUSTRIAL FACILITIES CORPORATION (1.11%)
$    80,000  Inge Corporation SBA GTD 9.125%, 10/1/00............       Aaa/NR       $    82,216
    250,000  Mobil Oil 6.00%, 11/1/14............................      Aa-2/AA           255,901
     60,000  Blazing Graphics LOC-Fleet National 8.20%, 5/1/13...       Baa/NR            62,032
     60,000  Blazing Graphics LOC-Fleet National 8.25%, 5/1/14...       Baa/NR            62,032
                                                                                     -----------
                                                                                     $   462,181
                                                                                     -----------
             TOTAL RHODE ISLAND BONDS (94.62%)...................                    $39,331,041

                          OCEAN STATE TAX EXEMPT FUND

                                                                      RATINGS
 PRINCIPAL                                                            MOODY'S/          VALUE
  AMOUNT                                                         STANDARD & POOR'S    (NOTE 1)
-----------                                                      -----------------    --------
MUNICIPAL SECURITIES--CONTINUED
PUERTO RICO BONDS (4.02%)
$    30,000  Puerto Rico Commonwealth MBIA Insured 7.125%,
               7/1/02............................................      Aaa/AAA       $    30,947
    500,000  Puerto Rico Commonwealth Pre-refunded U.S. Treasury
               7.75%, 7/1/06.....................................       NR/AAA           533,809
    200,000  Puerto Rico Commonwealth Pre-refunded U.S. Treasury
               7.75%, 7/1/13.....................................       NR/AAA           213,523
    300,000  Puerto Rico Electric Power Auth Pre-refunded U.S.
               Treasury 8.00%, 7/1/08............................       NR/AAA           321,040
    100,000  Puerto Rico Highway Pre-refunded U.S. Treasury
               8.00%, 7/1/03.....................................       NR/AAA           107,013
    200,000  Puerto Rico Highway Pre-refunded U.S. Treasury
               8.00%, 7/1/05.....................................       NR/AAA           214,026
    225,000  Puerto Rico Highway Pre-refunded U.S. Treasury
               7.70%, 7/1/03.....................................      Baa1/AAA          250,683
                                                                                     -----------
             TOTAL PUERTO RICO BONDS (4.02%).....................                    $ 1,671,041
                                                                                     -----------
             TOTAL INVESTMENTS (Cost $39,048,736)(93.95%)(a).....                    $41,002,082
                                                                                     ============

(a) Percentages indicated are based on net assets of $41,561,947 at April 30, 1997 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.50.

(b) The ratings indicates are the most current available. When bonds are rated differently by Moody's and S&P, the higher rating has been reported. The rating NR means it is not rated by Moody's or S&P.

(c) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by directors. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(d) Abbreviations used:
      AMBAC -- American Municipal Bond Assurance Corp.
       CGIC -- Capital Guaranty Insurance Co.
       FGIC -- Financial Guaranty Insurance Co.
       MBIA -- Municipal Bond Investors Assurance
        LOC -- Letter of Credit
        BIG -- Bond Investors Guaranty (subsidiary of MBIA)
        SBA -- Small Business Administration
     CAPMAC -- Capital Markets Assurance Corp.


                       See Notes to Financial Statements.

INVESTMENT ADVISER &
  ADMINISTRATOR
  Van Liew Capital Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903            [LOGO]OCEAN STATE
                                                  TAX EXEMPT FUND

DISTRIBUTOR                                 (THE PORTFOLIO OF VLC TRUST)
  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

CUSTODIAN
  PNC Institutional Custody Services
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

TRANSFER AGENT
  PFPC, Inc.
  P.O. Box 8871
  Wilmington, Delaware 19899-8871            SEMI-ANNUAL REPORT
                                               APRIL 30, 1997
INDEPENDENT AUDITORS                            (UNAUDITED)
  Ernst & Young LLP
  200 Claredon Street
  Boston, MA 02116-5072

COUNSEL
  Hinckley, Allen & Snyder
  1500 Fleet Center
  Providence, Rhode Island 02903

TRUSTEES
  Alfred B. Van Liew, Chairman
  Milton C. Bickford, Jr.
  Michael E. Hogue
  Alice M. Macintosh
  Richard A. Plotkin
  John H. St. Sauveur
  Thomas R. Weschler,
     Vice Admiral, US Navy, Retired          INTEREST INCOME EXEMPT
                                             FROM FEDERAL AND RHODE
OFFICERS                                     ISLAND INCOME TAXES
  Alfred B. Van Liew, President              FROM QUALITY MUNICIPAL
  Samuel H. Hallowell, Vice President        BONDS.
  Joseph J. Healy, Vice President
  Kevin M. Oates, Treasurer
  Margaret D. Farrell, Secretary